Credit Facility	12 Months Ended
Jan. 28, 2012
Credit Facility

5. Credit Facility

New Revolving Credit Facility

On July 27, 2011, Francesca’s Collections, Inc., a wholly-owned indirect subsidiary of the Company, (the “Borrower”) entered into an Amended and Restated Credit Agreement (the “new revolving credit facility”) with Royal Bank of Canada, as Administrative Agent, and KeyBank National Association, as Syndication Agent, which provides a $65.0 million of revolving credit facility (including borrowing capacity available for letters of credit). The new revolving credit facility is scheduled to terminate on July 27, 2016. As described in Note 1, on July 27, 2011, net proceeds from the Company’s initial public offering, together with $41.0 million of indebtedness under the new revolving credit facility and $6.8 million of cash on hand, were used to repay the $92.0 million (including accrued interest of $0.6 million) outstanding under the prior senior secured credit facility. The prior senior secured credit facility was then terminated. In addition, in connection with the new revolving credit facility, the Company recorded $1.5 million of debt issue costs that is being amortized over the term of the new revolving credit facility. At January 28, 2012, $43.0 million was available under the new revolving credit facility for future borrowings.

All obligations under the new revolving credit facility are unconditionally guaranteed by, subject to certain exceptions, Parent and each of Borrower’s existing and future direct and indirect wholly owned domestic subsidiaries. All obligations under the new revolving credit facility, and the guarantees of those obligations (as well as cash management obligations and any interest rate hedging or other swap agreements), are secured by substantially all of the Borrower’s assets as well as the assets of any subsidiary guarantor.

The borrowings under the new revolving credit facility bear interest at a rate equal to an applicable margin plus, at the Company’s option, either (a) in the case of base rate borrowings, a rate equal to the highest of (i) the prime rate of Royal Bank of Canada, (ii) the federal funds rate plus 1/2 of 1% and (iii) the LIBOR for an interest period of one month plus 1.00%; or (b) in the case of LIBOR borrowings, a rate equal to the higher of (1) 1.50% and (2) the LIBOR for the interest period relevant to such borrowing. The applicable margin for borrowings under the new revolving credit facility will range from 1.25% to 2.25% with respect to base rate borrowings and from 2.25% to 3.25% with respect to LIBOR borrowings, in each case based upon the achievement of specified levels of the ratio of consolidated total debt to consolidated EBITDA. Additionally, the Borrower will be required to pay a fee to the lenders under the new revolving credit facility on the unused amount at a rate ranging from 0.25% to 0.45%, based on the achievement of specified levels of the ratio of consolidated total debt to consolidated EBITDA. The Borrower is also required to pay customary letter of credit fees. The average interest rate for the LIBOR borrowings was 3.8% in fiscal year 2011.

The new revolving credit facility requires the Borrower to maintain a maximum consolidated total lease adjusted leverage ratio and a minimum consolidated interest coverage ratio, in each case, on the last day of any fiscal quarter and includes a maximum capital expenditure in any fiscal year. The Borrower’s ability to pay dividends to Holdings is subject to restrictions including a maximum secured leverage ratio. If the Borrower’s debt under the new revolving credit facility exceeds that ratio, it is restricted from paying dividends. At January 28, 2012, this ratio was within the required limit, thus, the Borrower could pay dividends.

The Borrower is in compliance with the debt covenants of its new revolving credit facility as of January 28, 2012.

Senior Secured Credit Facility

On November 17, 2010, the Borrower entered into a senior secured credit facility (the “prior senior secured credit facility”) with a syndicate of financial institutions, which provided financing of up to $100.0 million consisting of a $95.0 million term loan facility and a $5.0 million revolving credit facility each with a maturity date of November 17, 2013. As described in Note 1, on July 27, 2011, the prior senior secured credit facility was terminated. In connection with the termination, the Company wrote-off the unamortized debt issuance costs of $1.6 million associated with the prior senior secured credit facility and included as loss on early extinguishment of debt in the accompanying consolidated statements of operations.

All obligations under the prior senior secured credit facility were unconditionally guaranteed by, subject to certain exceptions, Parent and each of the Borrower’s existing and future direct and indirect wholly-owned domestic subsidiaries. All obligations under the prior senior secured credit facility, and the guarantees of those obligations (as well as cash management obligations and any interest hedging or other swap agreements), were secured by substantially all of the Borrower’s assets as well as those of the subsidiary guarantor. The borrowings under the prior senior secured credit facility bore interest at a rate equal to an applicable margin plus the base rate or LIBOR rate, at the Borrower’s option. The loans were LIBOR-based and had an interest rate of 7.75% from the time of issuance through termination on July 27, 2011. The Company was in compliance with the debt covenants of the prior senior secured credit facility during the period it was outstanding.

Debt maturities

Borrowings under the new revolving facility, which had aggregate principal balance of $22.0 million at January 28, 2012, are due on July 27, 2016.